LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in liabilities arising from financing activities
Balance at the beginning	$ 1,483.6	$ 2,296.5
Debt repayments	(700.0)	(800.0)
Interest paid	(65.2)	(35.6)
Payment of lease liabilities	(7.2)	(12.1)
Changes from financing cash flows	711.2	1,448.8
Other changes
Interest expense and accretion	80.7	50.5
Capitalized interest	10.1	88.2
Capitalized interest paid	(19.8)	(92.6)
Additions of lease liabilities	8.5	1.9
Other	(12.2)	(13.2)
Other changes	67.3	34.8
Balance at the end	778.5	1,483.6
Total current and long-term debt
Changes in liabilities arising from financing activities
Balance at the beginning	1,435.4	2,232.6
Debt repayments	(700.0)	(800.0)
Changes from financing cash flows	735.4	1,432.6
Other changes
Other	2.8	2.8
Other changes	2.8	2.8
Balance at the end	738.2	1,435.4
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	17.1	27.6
Payment of lease liabilities	(7.2)	(12.1)
Changes from financing cash flows	9.9	15.5
Other changes
Interest expense and accretion	1.2	1.4
Additions of lease liabilities	8.5	1.9
Other	0.7	(1.7)
Other changes	10.4	1.6
Balance at the end	20.3	17.1
Accrued interest payable
Changes in liabilities arising from financing activities
Balance at the beginning	31.1	36.3
Interest paid	(65.2)	(35.6)
Changes from financing cash flows	(34.1)	0.7
Other changes
Interest expense and accretion	79.5	49.1
Capitalized interest	10.1	88.2
Capitalized interest paid	(19.8)	(92.6)
Other	(15.7)	(14.3)
Other changes	54.1	30.4
Balance at the end	$ 20.0	$ 31.1